NOTE 14 - SUBSEQUENT EVENTS (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contractual Obligation		$ 158,500,000.1		$ 213,000
Stock Issued During Period, Value, Issued for Cash	230,000	2,629,497	718,694	170,050
Stock Issued During Period, Shares, Issued for Cash (in Shares)	4,600,000	52,589,910	13,604,132	1,133,664
Stock Cancelled During Period, Shares, Returned to Treasury	$ 500,000	$ 500,000